Taxes - Deferred Tax Related to OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ 18,219	$ 20,227	$ 20,067	$ 14,691
Accumulated other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	1,839	3,332
Accumulated other comprehensive income | Valuation of the effective portion of derivative financial instrument
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	1,125	324
Accumulated other comprehensive income | Remeasurements of the net defined benefit liability
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	(620)	(221)
Accumulated other comprehensive income | Exchange differences on translation of foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	(67)	1,828
Accumulated other comprehensive income | Gain on hedge of net investments in foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ 1,401	$ 1,401